SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Customer 1	$ 8,596	$ 9,225
Customer 2	3,784	600
Other Customer	13	0
Total Revenue From Mining Operations	$ 12,393	$ 9,825